Consolidated Schedule of Investments
July 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–47.60%(a)
Argentina–0.72%
Argentina Treasury Bond,
15.50%, 10/17/2026	ARS	135,000,000	$93,536
29.50%, 05/27/2027(b)	ARS	14,350,000,000	10,848,130
			10,941,666
Australia–3.19%
Australia Government Bond, 2.50%, 09/20/2030(c)	AUD	10,280,000	11,308,310
South Australian Government Financing Authority, 4.50%, 05/23/2031(c)	AUD	54,000,000	37,390,669
			48,698,979
Belgium–0.40%
KBC Group N.V., 8.00%(c)(d)(e)	EUR	5,000,000	6,191,333
Brazil–12.04%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	69,000,000	53,735,975
Series F, 10.00%, 01/01/2031	BRL	753,000,000	130,148,528
			183,884,503
Colombia–0.85%
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	13,223,216,158	3,192,965
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	34,733,327,247	9,825,451
			13,018,416
Finland–0.76%
Stora Enso OYJ, 5.63%(c)(d)(e)	EUR	10,000,000	11,685,632
France–1.14%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(c)(d)	EUR	7,000,000	8,051,034
Credit Agricole S.A., 4.00%(c)(d)(e)	EUR	5,000,000	5,759,234
Electricite de France S.A.,
7.50%(c)(d)(e)	EUR	1,600,000	1,958,552
4.38%(c)(d)(e)	EUR	1,400,000	1,574,825
			17,343,645
Germany–2.98%
Deutsche Bank AG, 4.63%(c)(d)(e)	EUR	10,000,000	11,494,655
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(c)(d)	EUR	5,000,000	5,781,456
	Principal Amount		Value
Germany–(continued)
Volkswagen International Finance N.V.,
3.88%(c)(d)(e)	EUR	20,000,000	$22,446,941
5.49%(c)(d)(e)	EUR	5,000,000	5,794,751
			45,517,803
Greece–0.20%
Eurobank S.A., 5.88%, 11/28/2029(c)(d)	EUR	2,500,000	3,030,218
Italy–0.76%
UniCredit S.p.A., 4.45%(c)(d)(e)	EUR	10,000,000	11,559,895
Ivory Coast–0.38%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(c)	EUR	5,000,000	5,796,050
Mexico–10.81%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	2,615,000,000	152,115,043
Mexican Udibonos, Series M, 4.00%, 08/24/2034	MXN	233,569,596	12,944,143
			165,059,186
Netherlands–1.74%
ASR Nederland N.V., 6.63%(c)(d)(e)	EUR	7,000,000	8,646,758
Athora Netherlands N.V., 6.75%(c)(d)(e)	EUR	5,000,000	6,163,140
Heineken N.V., 3.88%, 09/23/2030(c)	EUR	10,000,000	11,736,488
			26,546,386
South Africa–5.22%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	26,807,503
Series 2048, 8.75%, 02/28/2048	ZAR	920,000,000	52,877,810
			79,685,313
Spain–0.57%
Telefonica Europe, B.V., 6.75%(c)(d)(e)	EUR	7,000,000	8,713,031
Supranational–1.33%
Corporacion Andina de Fomento, 10.35%, 03/15/2033(c)	MXN	200,000,000	12,375,068
International Finance Corp., 0.00%, 04/26/2052(f)	MXN	1,475,000,000	7,971,362
			20,346,430
United Kingdom–4.14%
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/2031(c)	EUR	8,000,000	9,078,508
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
Barclays PLC,
8.88%(c)(d)(e)	GBP	5,000,000	$6,957,932
9.25%(d)(e)	GBP	10,000,000	14,312,775
Coca-Cola Europacific Partners PLC, 3.13%, 06/03/2031(c)	EUR	10,000,000	11,344,184
NatWest Group PLC, 5.13%(d)(e)	GBP	13,000,000	17,463,466
Standard Life PLC, 5.75%(c)(d)(e)	GBP	3,000,000	4,003,689
			63,160,554
United States–0.37%
General Mills, Inc., 4.75%, 07/16/2056(d)	EUR	5,000,000	5,673,564
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $720,229,545)			726,852,604

U.S. Dollar Denominated Bonds & Notes–17.84%
Argentina–1.11%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)		$3,840,000	3,361,920
3.50%, 07/09/2041(g)		7,000,000	5,190,500
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(c)		2,500,000	2,618,125
YPF S.A.,
6.95%, 07/21/2027(c)		1,000,000	1,005,824
8.75%, 09/11/2031(c)		4,550,000	4,831,122
			17,007,491
Brazil–1.62%
Arcos Dorados B.V., 6.38%, 01/29/2032(c)(h)		2,280,000	2,360,340
Minerva Luxembourg S.A., 8.88%, 09/13/2033(c)		2,500,000	2,589,500
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(h)		2,500,000	2,542,812
6.25%, 01/10/2036(h)		5,000,000	4,881,250
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(c)		5,970,000	5,880,319
Vale Overseas Ltd., 6.00%, 02/25/2056(c)(d)		6,500,000	6,489,600
			24,743,821
Canada–0.19%
TELUS Corp., 6.38%, 06/09/2056(d)(h)		2,984,000	2,947,595
Chile–0.96%
Banco de Credito e Inversiones S.A., 8.75%(c)(d)(e)		2,500,000	2,636,650
Banco del Estado de Chile, 7.95%(c)(d)(e)		1,450,000	1,519,293
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(c)		2,116,299	2,101,484
Principal Amount		Value
Chile–(continued)
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(c)	$6,785,000	$6,691,028
5.63%, 04/22/2056(c)(d)	1,800,000	1,749,150
		14,697,605
China–0.16%
Prosus N.V., 3.68%, 01/21/2030(c)	2,500,000	2,372,331
Colombia–0.53%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,303,965
7.75%, 02/01/2032	2,680,000	2,768,936
		8,072,901
Dominican Republic–0.20%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(c)	2,975,000	3,051,577
Egypt–0.24%
Egypt Government International Bond, 8.63%, 02/04/2030(c)	3,490,000	3,681,879
France–1.73%
AXA S.A., 5.13%, 01/17/2047(c)(d)	12,500,000	12,505,912
Electricite de France S.A., 9.13%(c)(d)(e)	7,000,000	8,109,108
Societe Generale S.A., 9.38%(c)(d)(e)	5,500,000	5,735,037
		26,350,057
Guatemala–0.13%
Energuate Trust 2.0, 6.35%, 09/15/2035(c)	2,000,000	1,971,832
India–0.33%
Muthoot Finance Ltd., 7.13%, 02/14/2028(c)	5,000,000	5,040,696
Ireland–0.15%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,395,833	2,272,463
Japan–0.34%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(c)	5,000,000	5,121,916
Luxembourg–0.49%
Delphos Securities S.a.r.l. - Compartment Verdant Rock,
0.00%, 04/29/2056(c)(f)(g)	7,500,000	7,086,562
0.00%(c)(e)(f)	375,000	376,875
		7,463,437
Macau–0.11%
Wynn Macau Ltd., 6.75%, 02/15/2034(c)	1,750,000	1,720,551
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Mexico–1.11%
Banco Mercantil del Norte S.A., 8.38%(c)(d)(e)(h)	$2,500,000	$2,585,637
BBVA Bancomer S.A., 7.63%, 02/11/2035(c)(d)	6,000,000	6,150,000
COX Asset Mexico S.A. de CV,
7.13%, 01/08/2032(c)	2,725,000	2,716,783
7.75%, 05/08/2036(c)	2,816,000	2,827,264
Petroleos Mexicanos, 8.75%, 06/02/2029	2,500,000	2,660,045
		16,939,729
Netherlands–0.66%
ING Groep N.V., 5.75%(d)(e)	10,000,000	10,047,250
Peru–0.32%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(c)	2,885,000	2,955,682
Orazul Energy Peru S.A., 6.25%, 09/17/2032(c)	1,896,000	1,887,997
		4,843,679
Serbia–0.16%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(c)	2,468,000	2,460,068
Spain–0.33%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(c)	1,909,000	1,909,094
5.20%, 09/16/2030(c)	1,934,000	1,934,266
5.98%, 09/16/2035(c)	1,250,000	1,255,407
		5,098,767
Sweden–2.03%
Skandinaviska Enskilda Banken AB, 6.88%(c)(d)(e)	14,000,000	14,194,288
Svenska Handelsbanken AB, 4.38%(c)(d)(e)	11,600,000	11,520,706
Swedbank AB, 7.75%(c)(d)(e)	5,000,000	5,245,250
		30,960,244
Switzerland–2.18%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(c)(d)	333,000	333,337
Credit Suisse Group AG, 6.25%(c)(d)(e)(i)(j)	9,800,000	2,790,550
UBS Group AG,
7.75%(c)(d)(e)	10,000,000	10,466,930
9.25%(c)(d)(e)	5,000,000	5,733,105
7.00%(c)(d)(e)	5,000,000	5,061,160
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(c)(d)	5,000,000	4,491,335
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/2051(c)(d)	5,000,000	4,478,268
		33,354,685
	Principal Amount		Value
Turkey–0.16%
Akbank T.A.S., 7.88%, 09/04/2035(c)(d)		$2,500,000	$2,498,042
United Kingdom–2.27%
Aberdeen Group PLC, 4.25%, 06/30/2028(c)		2,000,000	1,963,483
B.A.T. Capital Corp., 3.56%, 08/15/2027		7,000,000	6,932,866
British Telecommunications PLC, 4.25%, 11/23/2081(c)(d)		4,400,000	4,381,168
Hiscox Ltd., 7.00%, 06/11/2036(c)(d)		2,500,000	2,603,809
HSBC Holdings PLC, 6.75%(d)(e)		5,000,000	5,029,825
Lancashire Holdings Ltd., 5.63%, 09/18/2041(c)(d)		5,000,000	4,875,706
Legal & General Group PLC, 5.25%, 03/21/2047(c)(d)		1,171,000	1,171,458
Standard Chartered PLC, 7.75%(c)(d)(e)		7,500,000	7,704,495
			34,662,810
United States–0.20%
BP Capital Markets PLC, 4.88%(d)(e)		1,500,000	1,466,376
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,579,165
			3,045,541
Uzbekistan–0.13%
Navoi Mining & Metallurgical Co., 6.70%, 10/17/2028(c)		2,000,000	2,042,442
Total U.S. Dollar Denominated Bonds & Notes (Cost $278,152,692)			272,469,409

Asset-Backed Securities–15.28%
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(a)(c)(k)	GBP	2,097,608	2,672,529
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(a)(c)(k)	GBP	728,076	911,851
Series 2006-2, Class E, 4.82% (SONIA + 1.07%), 12/15/2038(a)(c)(k)	GBP	2,355,540	2,927,129
Auburn 15 PLC,
Series E, 5.74% (SONIA + 2.00%), 07/20/2045(a)(c)(k)	GBP	870,000	1,162,711
Series F, 6.24% (SONIA + 2.50%), 07/20/2045(a)(c)(k)	GBP	1,035,000	1,383,788
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Braccan Mortgage Funding PLC, Series 2025-2X, Class B, 4.85% (SONIA + 1.10%), 01/17/2068(a)(c)(k)	GBP	2,172,000	$2,932,314
Bridgegate Funding PLC, Series 2023-1A, Class BR, 0.00% (SONIA + 1.50%), 05/15/2080(a)(c)(f)(k)	GBP	8,000,000	10,811,128
East One PLC,
Series 2025-1, Class C, 5.64% (SONIA + 1.90%), 02/25/2058(a)(c)(k)	GBP	787,997	1,071,272
Series 2025-1, Class B, 5.14% (SONIA + 1.40%), 02/25/2058(a)(c)(k)	GBP	820,997	1,110,782
Series 2025-1, Class D, 5.99% (SONIA + 2.25%), 02/25/2058(a)(c)(k)	GBP	124,999	169,468
Series 2025-1, Class E, 6.97% (SONIA + 3.23%), 02/25/2058(a)(c)(k)	GBP	107,000	145,122
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 4.37% (SONIA + 0.62%), 06/15/2044(a)(c)(k)	GBP	104,000	138,339
Series 2007-2, Class B1, 5.27% (SONIA + 1.52%), 09/15/2044(a)(c)(k)	GBP	6,610,000	8,873,149
Series 2007-1, Class M1, 4.17% (SONIA + 0.42%), 06/15/2044(a)(c)(k)	GBP	460,000	616,798
Series 2007-2, Class B2, 7.87% (SONIA + 4.12%), 09/15/2044(a)(c)(k)	GBP	3,750,000	5,024,590
Eurosail PLC, Series 2007-4X, Class D1A, 5.62% (SONIA + 1.87%), 06/13/2045(a)(c)(k)	GBP	4,094,013	4,892,127
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(a)(c)(k)	GBP	2,500,000	2,980,601
Series 2007-1X, Class D1A, 3.24% (3 mo. EURIBOR + 0.84%), 03/13/2045(a)(c)(k)	EUR	3,967,000	4,022,796
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.24% (SONIA + 2.50%), 12/20/2066(a)(c)(k)	GBP	6,442,000	8,680,751
Series 2025-1, Class F, 7.24% (SONIA + 3.50%), 12/20/2066(a)(c)(k)	GBP	4,628,000	6,236,579
	Principal Amount		Value
Harvest Funding PLC,
Series 1A, Class C, 0.00% (SONIA + 1.70%), 11/15/2069(a)(c)(f)(k)	GBP	2,425,000	$3,265,475
Series 1A, Class A, 0.00% (SONIA + 0.90%), 11/15/2069(a)(c)(f)(k)	GBP	7,000,000	9,433,934
Series 1A, Class B, 0.00% (SONIA + 1.30%), 11/15/2069(a)(c)(f)(k)	GBP	2,500,000	3,354,743
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.75% (SONIA + 4.00%), 07/20/2055(a)(c)(k)	GBP	2,200,000	2,971,263
Series 1A, Class FR, 8.75% (SONIA + 5.00%), 07/20/2055(a)(c)(k)	GBP	2,000,000	2,701,116
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(c)(f)(l)	GBP	207,500,000	2,676,330
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 7.37% (SONIA + 3.62%), 10/15/2048(a)(c)(k)	GBP	3,129,741	4,178,498
Series 2007-1X, Class B2, 6.87% (SONIA + 3.12%), 04/15/2049(a)(c)(k)	GBP	1,810,006	2,314,866
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(a)(c)(k)	GBP	6,580,280	8,336,489
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(a)(c)(f)(k)	GBP	2,700,000	3,670,822
Series 2024-3X, Class E, 7.49% (SONIA + 3.75%), 11/15/2032(a)(c)(k)	GBP	3,480,000	4,754,634
Series 2025-2X, Class E, 6.74% (SONIA + 3.00%), 07/15/2033(a)(c)(k)	GBP	6,250,000	8,422,616
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Newgate Funding PLC,
Series 2006-2, Class CB, 2.75% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(c)(k)	EUR	1,412,749	$1,544,705
Series 2007-2X, Class CB, 2.84% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(c)(k)	EUR	1,772,031	1,877,190
Series 2007-1X, Class CB, 2.65% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(c)(k)	EUR	1,037,129	1,099,911
Series 2007-3X, Class CB, 3.90% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(c)(k)	EUR	863,095	969,759
Paragon Mortgages (No. 12) PLC, Series B1B, 2.76% (3 mo. EURIBOR + 0.48%), 11/15/2038(a)(c)(k)	EUR	994,784	1,119,192
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.34% (SONIA + 1.60%), 01/25/2036(a)(c)(k)	GBP	10,000,000	13,492,157
Series 2025-1A, Class D, 5.64% (SONIA + 1.90%), 01/25/2036(a)(c)(k)	GBP	5,000,000	6,728,753
RMAC Securities No. 1 PLC,
Series 2006-NS4X, Class B1C, 3.25% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(c)(k)	EUR	4,577,677	4,972,939
Series 2006-NS3X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(k)	GBP	9,374,444	12,536,965
Series 2007-NS1X, Class B1, 3.60% (3 mo. EURIBOR + 1.20%), 06/12/2044(a)(c)(k)	EUR	393,042	425,845
Series 2006-NS2X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(k)	GBP	3,475,327	4,647,842
Series 2006-NS4X, Class A3, 4.04% (SONIA + 0.29%), 06/12/2044(a)(c)(k)	GBP	2,052,600	2,744,903
Series 2007-NS1X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(k)	GBP	2,144,480	2,850,860
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(a)(c)(k)	GBP	1,000,000	1,349,485
Series 2024-GR6X, Class E, 7.25% (SONIA + 3.50%), 07/20/2053(a)(c)(k)	GBP	1,435,000	1,939,397
	Principal Amount		Value
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 6.99% (SONIA + 3.25%), 04/20/2051(a)(c)(k)	GBP	1,125,000	$1,518,282
Sestante Finance S.r.l., Series 2005, Class C1, 3.23% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(c)(k)	EUR	9,700,000	7,008,051
Fondo de Titulizacion Santander Consumo 9, Series E, 7.02% (3 mo. EURIBOR + 4.55%), 10/25/2040(a)(c)(k)	EUR	4,500,000	5,269,762
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(c)(k)	EUR	3,800,000	3,371,400
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(j)		$10,843,617	9,721,303
0.00%, 12/31/2043(a)(f)(j)(l)	ARS	117,222,368	0
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(f)(j)(l)	ARS	445,000,000	2,452,494
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(a)(c)(k)	GBP	2,249,806	3,050,182
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(a)(c)(k)	GBP	1,285,466	1,751,536
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(a)(c)(k)	GBP	1,607,555	2,168,503
Allied Credit ABS Trust, Series 2025-2, Class A, 5.18% (1 mo. BBSW + 0.87%), 09/17/2033(a)(c)(k)	AUD	3,468,275	2,437,206
Latitude Australia Personal Loans Trust, Series 2025-1, Class A, 5.31% (1 mo. BBSW + 1.00%), 09/17/2033(a)(c)(k)	AUD	1,103,660	777,204
Panorama Auto Trust, Series 2025-1, Class A, 5.28% (1 mo. BBSW + 0.97%), 03/15/2033(a)(c)(k)	AUD	2,512,584	1,768,564
Pepper Residential Securities Trust No. 41, Series A1-A, 5.31% (1 mo. BBSW + 1.00%), 07/12/2067(a)(c)(k)	AUD	9,182,414	6,453,259
Progress Trust, Series 2023-2, Class A, 5.46% (1 mo. BBSW + 1.15%), 07/12/2054(a)(k)	AUD	5,657,577	4,004,999
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
RAF Trust, Series 2025-1, Class A, 5.26% (1 mo. BBSW + 0.95%), 12/09/2031(a)(c)(k)	AUD	696,774	$490,388
Total Asset-Backed Securities (Cost $236,955,444)			233,387,646

U.S. Treasury Securities–3.55%
U.S. Treasury Bills–3.55%
3.62 - 3.71%, 09/17/2026 (Cost $54,270,596)(m)(n)(o)		$54,270,596	54,277,218
	Shares
Common Stocks & Other Equity Interests–3.17%
Argentina–3.17%
Banco BBVA Argentina S.A.		1,484,411	9,982,582
Banco Macro S.A., Class B		1,558,631	15,087,784
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria		3,420,000	4,065,744
Grupo Financiero Galicia S.A., Class B		3,409,225	18,118,868
Pampa Energia S.A., ADR(p)		12,189	1,076,532
Total Common Stocks & Other Equity Interests (Cost $36,033,596)			48,331,510
	Principal Amount
Commercial Paper–0.05%
Argentina–0.05%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(j)(o)		$529,802	534,408
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(j)(o)		234,251	237,477
Total Commercial Paper (Cost $764,053)			771,885
Shares		Value
Money Market Funds–6.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(q)(r)	32,270,655	$32,270,655
Invesco Treasury Portfolio, Institutional Class, 3.63%(q)(r)	59,931,216	59,931,216
Total Money Market Funds (Cost $92,201,871)		92,201,871

Options Purchased–2.95%
(Cost $58,054,244)(s)		45,028,463
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-96.48% (Cost $1,476,662,041)		1,473,320,606
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.70%
Invesco Private Government Fund, 3.69%(q)(r)(t)	2,951,653	2,951,653
Invesco Private Prime Fund, 3.82%(q)(r)(t)	7,668,066	7,668,833
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,620,082)		10,620,486
TOTAL INVESTMENTS IN SECURITIES—97.18% (Cost $1,487,282,123)		1,483,941,092
OTHER ASSETS LESS LIABILITIES–2.82%		43,091,037
NET ASSETS–100.00%		$1,527,032,129
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BBSW	– Bank Bill Swap Rate
BRL	– Brazilian Real
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
MXN	– Mexican Peso
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $674,554,060, which represented 44.17% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at July 31, 2026.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Non-income producing security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,741,013	$352,031,980	$(383,502,338)	$-	$-	$32,270,655	$1,124,525
Invesco Treasury Portfolio, Institutional Class	118,376,168	653,773,676	(712,218,628)	-	-	59,931,216	2,072,576
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,151,180	39,716,687	(40,916,214)	-	-	2,951,653	82,313*
Invesco Private Prime Fund	10,805,657	81,662,114	(84,797,531)	433	(1,840)	7,668,833	224,301*
Total	$197,074,018	$1,127,184,457	$(1,221,434,711)	$433	$(1,840)	$102,822,357	$3,503,715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	08/31/2026	USD	0.73	AUD	5,000,000	$76,825
AUD versus USD	Call	Goldman Sachs International	09/10/2026	USD	0.72	AUD	7,500,000	700,318
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/04/2026	USD	0.74	AUD	3,750,000	3
AUD versus USD	Call	Merrill Lynch International	10/21/2026	USD	0.72	AUD	5,000,000	355,062
EUR versus USD	Call	Deutsche Bank AG	10/09/2026	USD	1.19	EUR	5,000,000	279,702
EUR versus USD	Call	Goldman Sachs International	08/07/2026	USD	1.20	EUR	7,500,000	605
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/13/2026	USD	1.20	EUR	7,500,000	4,982
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/09/2026	USD	1.19	EUR	7,500,000	356,107
EUR versus USD	Call	UBS AG	08/14/2026	USD	1.20	EUR	5,000,000	4,566
Subtotal — Foreign Currency Call Options Purchased								1,778,170
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	20,000,000	$67,611
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	7,500,000	8,758
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	7,500,000	25,252
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	7,500,000	113,875
EUR versus HUF	Put	Goldman Sachs International	11/30/2026	HUF	335.00	EUR	50,000,000	7,668
EUR versus HUF	Put	Merrill Lynch International	03/16/2027	HUF	330.00	EUR	7,500,000	121,340
EUR versus INR	Put	Barclays Bank PLC	10/13/2026	INR	106.00	EUR	5,000,000	305,366
EUR versus NOK	Put	Deutsche Bank AG	09/14/2026	NOK	11.00	EUR	75,000,000	181,189
EUR versus NOK	Put	Goldman Sachs International	11/12/2026	NOK	10.25	EUR	6,250,000	186,572
USD versus BRL	Put	Barclays Bank PLC	09/16/2026	BRL	4.85	USD	2,500,000	101,740
USD versus BRL	Put	Goldman Sachs International	09/10/2026	BRL	4.65	USD	12,500,000	22,313
USD versus BRL	Put	Goldman Sachs International	09/29/2026	BRL	4.83	USD	5,000,000	274,020
USD versus BRL	Put	Goldman Sachs International	10/19/2026	BRL	5.00	USD	75,000,000	133,950
USD versus BRL	Put	Goldman Sachs International	12/21/2026	BRL	4.75	USD	10,000,000	1,144,620
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	BRL	5.03	USD	5,000,000	547,615
USD versus BRL	Put	Merrill Lynch International	08/12/2026	BRL	4.75	USD	10,000,000	5,780
USD versus BRL	Put	Merrill Lynch International	09/29/2026	BRL	4.80	USD	5,000,000	202,790
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	50,000,000	264,550
USD versus CLP	Put	Merrill Lynch International	10/26/2026	CLP	910.00	USD	5,000,000	426,250
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	870.00	USD	50,000,000	120,250
USD versus JPY	Put	Deutsche Bank AG	09/11/2026	JPY	150.00	USD	10,000,000	695,000
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	12,500,000	60,263
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	7,500,000	4,943
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	02/04/2027	JPY	140.00	USD	7,500,000	281,160
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	12,500,000	76,950
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	12,500,000	87,525
USD versus JPY	Put	UBS AG	08/27/2026	JPY	140.00	USD	15,000,000	67,350
USD versus JPY	Put	UBS AG	10/16/2026	JPY	145.00	USD	10,000,000	327,310
USD versus KRW	Put	Goldman Sachs International	02/04/2027	KRW	1,310.00	USD	5,000,000	437,090
USD versus KRW	Put	Merrill Lynch International	11/10/2026	KRW	1,350.00	USD	3,750,000	401,850
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	12,500,000	404,912
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,250.00	USD	25,000,000	2,740,150
USD versus MXN	Put	Deutsche Bank AG	09/25/2026	MXN	17.20	USD	5,000,000	787,285
USD versus MXN	Put	Goldman Sachs International	08/13/2026	MXN	16.90	USD	6,250,000	118,306
USD versus MXN	Put	Goldman Sachs International	10/21/2026	MXN	17.10	USD	5,000,000	2,550
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	MXN	16.25	USD	5,000,000	76,375
USD versus TWD	Put	Merrill Lynch International	12/14/2026	TWD	32.00	USD	75,000,000	117,450
USD versus ZAR	Put	Deutsche Bank AG	09/11/2026	ZAR	16.15	USD	2,500,000	368,302
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	16.05	USD	50,000,000	144,850
USD versus ZAR	Put	Goldman Sachs International	09/22/2026	ZAR	16.10	USD	5,000,000	736,475
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/02/2026	ZAR	16.10	USD	5,000,000	445,070
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	16.25	USD	50,000,000	297,150
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	16.00	USD	37,500,000	233,363
Subtotal — Foreign Currency Put Options Purchased								13,173,188
Total Foreign Currency Options Purchased								$14,951,358

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	195,560,000	$1,687,144
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.39	Receive	6 Month EURIBOR	Semi-Annually	05/13/2033	EUR	231,000,000	3,040,820
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	33,333,333	1,371,048
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	66,670,000	1,514,026
Subtotal — Interest Rate Call Swaptions Purchased										7,613,038
Interest Rate Risk
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.18	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	33,330,000	2,179,491
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	60,000,000	13,423,710
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	33,333,333	2,279,569
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	66,670,000	4,521,621
Subtotal — Interest Rate Put Swaptions Purchased										22,404,391
Total Interest Rate Swaptions Purchased										$30,017,429

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	60.00%	Markit CDX North America Investment Grade Index, Series 46, Version 1	(1.00)	Quarterly	09/16/2026	0.529%	USD	80,000,000	$59,676

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	105.00%	Markit CDX North America High Yield Index, Series 46, Version 1	(5.00)%	Quarterly	09/16/2026	3.115%	USD	50,000,000	$(123,130)
Goldman Sachs International	Put	312.50	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	09/16/2026	2.613	EUR	25,000,000	(84,003)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	12/16/2026	2.613	EUR	30,000,000	(264,470)
Total Credit Default Swaptions Written										$(471,603)

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Call	Merrill Lynch International	06/16/2027	HUF	375.00	EUR	62,500,000	$(1,975,490)
EUR versus NOK	Call	Goldman Sachs International	11/12/2026	NOK	11.15	EUR	62,500,000	(630,701)
USD versus BRL	Call	Goldman Sachs International	12/21/2026	BRL	5.50	USD	25,000,000	(465,150)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	50,000,000	(1,165,000)
USD versus CLP	Call	Merrill Lynch International	10/26/2026	CLP	1,000.00	USD	37,500,000	(203,813)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	10/15/2026	CLP	930.00	USD	50,000,000	(1,069,900)
USD versus KRW	Call	Morgan Stanley and Co. International PLC	11/25/2026	KRW	1,560.00	USD	50,000,000	(195,350)
USD versus MXN	Call	Goldman Sachs International	11/12/2026	MXN	18.00	USD	50,000,000	(479,800)
USD versus MXN	Call	Merrill Lynch International	09/29/2026	MXN	18.25	USD	125,000,000	(395,125)
USD versus TRY	Call	Goldman Sachs International	08/02/2027	TRY	63.75	USD	87,500,000	(7,032,112)
USD versus TWD	Call	Merrill Lynch International	12/14/2026	TWD	33.00	USD	35,000,000	(256,760)
USD versus ZAR	Call	Deutsche Bank AG	08/27/2026	ZAR	17.05	USD	50,000,000	(175,150)
USD versus ZAR	Call	Goldman Sachs International	12/23/2026	ZAR	17.50	USD	50,000,000	(628,050)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	50,000,000	(404,250)
USD versus ZAR	Call	Merrill Lynch International	09/16/2026	ZAR	17.50	USD	50,000,000	(146,000)
USD versus ZAR	Call	UBS AG	11/10/2026	ZAR	17.85	USD	37,500,000	(206,812)
Subtotal — Foreign Currency Call Options Written								(15,429,463)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	10/27/2026	USD	0.69	AUD	100,000,000	(553,069)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	100,000,000	(103,500)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	830.00	USD	50,000,000	(17,500)
USD versus MXN	Put	Merrill Lynch International	09/29/2026	MXN	17.00	USD	125,000,000	(442,375)
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	15.60	USD	50,000,000	(18,900)
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	15.55	USD	50,000,000	(14,700)
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	15.00	USD	37,500,000	(11,625)
Subtotal — Foreign Currency Put Options Written								(1,161,669)
Total Foreign Currency Options Written								$(16,591,132)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10%	Receive	6 Month EURIBOR	Semi-Annually	10/16/2026	EUR	50,000,000	$(205,428)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.26	Receive	6 Month EURIBOR	Semi-Annually	01/22/2027	EUR	32,395,000	(512,967)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.10	Receive	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	10,000,000	(6,621)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.09	Receive	6 Month EURIBOR	Semi-Annually	10/15/2026	EUR	61,665,000	(230,644)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.11	Receive	6 Month EURIBOR	Semi-Annually	10/16/2026	EUR	120,000,000	(539,024)
5 Year Interest Rate Swap	Call	Goldman Sachs International	3.98	Receive	SOFR	Annually	11/16/2026	USD	333,333,334	(1,569,990)
2 Year Interest Rate Swap	Call	Goldman Sachs International	4.05	Receive	SOFR	Annually	12/14/2026	USD	500,000,000	(1,626,320)
2 Year Interest Rate Swap	Call	Goldman Sachs International	4.05	Receive	SOFR	Annually	12/14/2026	USD	500,000,000	(1,626,320)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	17,780,000	$(1,345,477)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.08	Receive	SOFR	Annually	10/16/2026	USD	190,000,000	(744,040)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.26	Receive	6 Month EURIBOR	Semi-Annually	01/22/2027	EUR	32,395,000	(517,929)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	Receive	SOFR	Annually	07/11/2029	USD	40,000,000	(547,955)
30 Year Interest Rate Swap	Call	Merrill Lynch International	3.15	Receive	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	10,000,000	(16,539)
10 Year Interest Rate Swap	Call	Merrill Lynch International	4.00	Receive	SOFR	Annually	12/15/2026	USD	208,335,000	(1,103,525)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.16	Receive	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	10,000,000	(18,608)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00	Receive	SOFR	Annually	12/15/2026	USD	125,000,000	(662,110)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2028	EUR	11,840,000	(438,606)
Subtotal—Interest Rate Call Swaptions Written										(11,712,103)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.05	Pay	6 Month EURIBOR	Semi-Annually	02/15/2027	EUR	120,000,000	(1,600,804)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	Pay	SONIA	Annually	05/10/2027	GBP	33,330,000	(984,888)
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.45	Pay	SOFR	Annually	10/30/2026	USD	95,000,000	(909,021)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.04	Pay	6 Month EURIBOR	Semi-Annually	12/01/2026	EUR	200,000,000	(955,878)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.40	Pay	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	10,000,000	(55,118)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SONIA	At Maturity	04/27/2027	GBP	375,000,000	(1,993,247)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.68	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	66,670,000	(1,445,670)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	Pay	3 Month EURIBOR	Quarterly	04/27/2028	EUR	300,000,000	(1,746,631)
2 Year Interest Rate Swap	Put	Goldman Sachs International	2.93	Pay	6 Month EURIBOR	Semi-Annually	05/15/2028	EUR	231,000,000	(2,493,057)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.05	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	300,000,000	(1,522,528)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.08	Pay	6 Month EURIBOR	Semi-Annually	01/04/2027	EUR	250,000,000	(1,231,362)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.08	Pay	6 Month EURIBOR	Semi-Annually	01/21/2027	EUR	600,000,000	(3,097,895)
30 Year Interest Rate Swap	Put	Merrill Lynch International	3.45	Pay	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	10,000,000	(36,849)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/04/2026	AUD	100,000,000	(1,295,409)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/11/2026	AUD	250,000,000	(3,325,526)
2 Year Interest Rate Swap	Put	Merrill Lynch International	3.05	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	200,000,000	(1,004,133)
2 Year Interest Rate Swap	Put	Merrill Lynch International	4.25	Pay	SOFR	Annually	01/29/2027	USD	533,335,000	(2,531,784)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.46	Pay	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	10,000,000	(33,063)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.42%	Pay	SONIA	Annually	11/23/2026	GBP	160,000,000	$(817,768)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.20	Pay	SOFR	Annually	12/09/2026	USD	1,485,325,000	(6,625,322)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.05	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	278,610,000	(1,398,807)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.42	Pay	SONIA	Annually	12/22/2026	GBP	250,000,000	(1,473,580)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.07	Pay	6 Month EURIBOR	Semi-Annually	01/04/2027	EUR	348,000,000	(1,755,245)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	Pay	SONIA	Annually	10/22/2027	GBP	53,335,000	(4,655,546)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	Pay	SONIA	Annually	02/14/2028	GBP	36,000,000	(3,675,564)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.00	Pay	6 Month EURIBOR	Semi-Annually	06/02/2028	EUR	240,000,000	(2,438,984)
Subtotal—Interest Rate Put Swaptions Written										(49,103,679)
Total Interest Rate Swaptions Written										$(60,815,782)

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
Long Gilt	231	September-2026	$(26,926,966)	$164,669	$164,669
U.S. Treasury 10 Year Notes	1,000	September-2026	(108,000,000)	1,045,205	1,045,205
U.S. Treasury 10 Year Ultra Notes	22	September-2026	(2,413,469)	28,494	28,494
Total Futures Contracts				$1,238,368	$1,238,368

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/16/2026	Barclays Bank PLC	USD	3,634,246	CAD	5,128,500	$30,955
09/16/2026	Deutsche Bank AG	CNY	634,284,183	USD	93,820,000	35,782
09/16/2026	Deutsche Bank AG	PLN	86,630,378	USD	23,822,297	633,553
09/16/2026	Deutsche Bank AG	USD	40,249,930	KRW	60,968,983,780	2,018,241
09/16/2026	Goldman Sachs International	USD	118,739,525	EUR	103,000,000	236,979
01/26/2027	Goldman Sachs International	USD	37,500,000	TRY	2,149,875,000	1,526,100
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	21,863,702
08/04/2026	HSBC Bank USA	USD	5,938,196	BRL	30,150,000	9,547
09/16/2026	HSBC Bank USA	USD	3,977,055	EUR	3,472,776	34,390
09/16/2026	HSBC Bank USA	USD	25,026,851	JPY	4,047,500,000	498,036
08/04/2026	J.P. Morgan Chase Bank, N.A.	USD	255,664,367	BRL	1,310,228,779	2,806,734
09/02/2026	J.P. Morgan Chase Bank, N.A.	USD	24,708,074	BRL	127,317,000	219,406
09/16/2026	J.P. Morgan Chase Bank, N.A.	CAD	6,833,309	USD	4,959,158	75,577
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	177,326,074	USD	206,916,947	2,085,529
09/16/2026	J.P. Morgan Chase Bank, N.A.	THB	421,254,721	USD	12,923,312	265,215
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	68,621,516	GBP	50,996,564	107,567
09/17/2026	J.P. Morgan Chase Bank, N.A.	USD	58,847,079	MXN	1,036,821,827	796,587
09/16/2026	Merrill Lynch International	CLP	20,399,258,661	USD	22,973,173	1,025,583
09/16/2026	Merrill Lynch International	CNY	44,785,000	USD	6,661,064	39,228
09/16/2026	Merrill Lynch International	CZK	17,543,322	USD	844,078	8,479
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Merrill Lynch International	IDR	539,352,795,700	USD	30,069,287	$274,798
09/16/2026	Merrill Lynch International	NOK	67,850,974	USD	7,299,128	144,449
09/16/2026	Merrill Lynch International	NZD	4,078,481	USD	2,425,935	20,395
09/16/2026	Merrill Lynch International	USD	40,428,103	COP	147,958,770,250	6,005,908
09/16/2026	Merrill Lynch International	USD	22,139,951	INR	2,135,951,747	162,549
09/16/2026	Merrill Lynch International	ZAR	138,975,000	USD	8,494,286	110,573
09/16/2026	Morgan Stanley and Co. International PLC	HUF	9,027,943,772	USD	29,502,159	1,022,641
09/16/2026	Morgan Stanley and Co. International PLC	SEK	177,000	USD	19,136	506
09/16/2026	Morgan Stanley and Co. International PLC	ZAR	1,412,345,735	USD	86,336,062	1,135,834
09/17/2026	Morgan Stanley and Co. International PLC	USD	17,334,293	MXN	305,000,000	210,977
09/16/2026	Standard Chartered Bank PLC	JPY	734,690,117	USD	4,636,777	3,576
09/16/2026	UBS AG	AUD	96,682,045	USD	69,269,108	1,289,972
09/16/2026	UBS AG	EUR	28,537,462	USD	33,236,778	272,822
09/16/2026	UBS AG	USD	4,929,755	EUR	4,308,349	46,869
09/17/2026	UBS AG	USD	24,006,212	MXN	418,303,450	56,891
Subtotal—Appreciation						45,075,950
Currency Risk
09/16/2026	Deutsche Bank AG	CNY	445,728,276	USD	65,730,000	(174,651)
09/16/2026	Deutsche Bank AG	KRW	58,482,283,095	USD	38,608,283	(1,935,925)
09/16/2026	Deutsche Bank AG	USD	33,031,500	EUR	28,500,000	(110,817)
09/16/2026	Deutsche Bank AG	USD	24,174,177	PLN	87,910,000	(642,912)
09/16/2026	Goldman Sachs International	EUR	22,505,000	USD	25,855,657	(140,131)
09/17/2026	Goldman Sachs International	MXN	912,767,827	USD	51,970,178	(537,223)
01/26/2027	Goldman Sachs International	TRY	2,165,625,000	USD	37,500,000	(1,812,005)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(21,863,702)
08/04/2026	HSBC Bank USA	BRL	30,150,000	USD	5,759,400	(188,342)
09/16/2026	HSBC Bank USA	USD	6,004,190	EUR	5,170,000	(32,263)
08/04/2026	J.P. Morgan Chase Bank, N.A.	BRL	1,310,228,779	USD	251,712,706	(6,758,395)
09/02/2026	J.P. Morgan Chase Bank, N.A.	BRL	1,074,884,658	USD	208,600,029	(1,852,352)
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	99,221,895	USD	113,814,210	(798,161)
09/16/2026	J.P. Morgan Chase Bank, N.A.	GBP	182,316,620	USD	245,177,347	(534,386)
09/16/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,572,412,500	USD	9,832,378	(83,780)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	1,039,236	CAD	1,431,980	(15,838)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	277,470,448	EUR	237,436,836	(3,204,384)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	12,921,271	THB	421,188,216	(265,173)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	17,000,000	USD	11,400,200	(532,541)
09/16/2026	Merrill Lynch International	COP	203,208,170,000	USD	55,524,392	(8,248,579)
09/16/2026	Merrill Lynch International	INR	3,082,681,000	USD	31,953,159	(234,596)
09/16/2026	Merrill Lynch International	PEN	5,238,000	USD	1,527,782	(10,960)
09/16/2026	Merrill Lynch International	USD	35,468,770	CLP	31,494,849,197	(1,583,419)
09/16/2026	Merrill Lynch International	USD	168,011,713	CNY	1,129,609,954	(989,440)
09/16/2026	Merrill Lynch International	USD	906,707	CZK	18,845,000	(9,108)
09/16/2026	Merrill Lynch International	USD	30,232,917	IDR	542,287,839,200	(276,294)
09/16/2026	Merrill Lynch International	USD	7,413,592	NOK	68,915,000	(146,715)
09/16/2026	Merrill Lynch International	USD	2,427,308	NZD	4,080,788	(20,407)
09/16/2026	Morgan Stanley and Co. International PLC	USD	30,454,355	HUF	9,319,325,018	(1,055,647)
09/16/2026	Morgan Stanley and Co. International PLC	USD	96,768	SGD	122,851	(680)
09/16/2026	Morgan Stanley and Co. International PLC	USD	12,239,321	ZAR	200,219,375	(161,020)
09/16/2026	Standard Chartered Bank PLC	EUR	9,415,927	USD	10,774,334	(102,114)
09/16/2026	Standard Chartered Bank PLC	TRY	36,405,000	USD	718,628	(20,184)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Standard Chartered Bank PLC	USD	18,923,400	JPY	2,998,383,205	$(14,594)
09/16/2026	UBS AG	USD	21,734,244	AUD	30,335,473	(404,749)
09/17/2026	UBS AG	MXN	4,030,082,881	USD	231,284,312	(548,113)
Subtotal—Depreciation						(55,309,600)
Total Forward Foreign Currency Contracts						$(10,233,650)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
BNP Paribas S.A.	Sell	1.00%	Quarterly	12/20/2030	0.408%	EUR	12,500,000	$349,394	$352,775	$3,381
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.254	EUR	7,500,000	54,320	152,761	98,441
Subtotal - Appreciation								403,714	505,536	101,822
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.45	USD	8,000,000	(593)	(17,144)	(16,551)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.205	EUR	7,500,000	(38,174)	(161,850)	(123,676)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.339	EUR	12,500,000	(371,408)	(395,053)	(23,645)
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)	Quarterly	06/20/2031	3.115	USD	77,220,000	(5,200,862)	(5,842,465)	(641,603)
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Buy	(5.00)	Quarterly	06/20/2031	2.613	EUR	41,250,000	(4,450,697)	(4,738,430)	(287,733)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.631	USD	3,300,000	19,742	(39,524)	(59,266)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.213	USD	5,000,000	280,309	232,030	(48,279)
Subtotal - Depreciation								(9,761,683)	(10,962,436)	(1,200,753)
Total Centrally Cleared Credit Default Swap Agreements								$(9,357,969)	$(10,456,900)	$(1,098,931)

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	ZARONIA	Annually	9.44%	Annually	07/24/2036	ZAR	156,250,000	$—	$25,985	$25,985
Pay	3 Month BBSW	Quarterly	4.55	Quarterly	06/10/2029	AUD	126,665,000	—	41,358	41,358
Receive	6 Month BBSW	Semi-Annually	(5.00)	Semi-Annually	06/12/2036	AUD	14,965,000	—	55,890	55,890
Receive	6 Month EURIBOR	Semi-Annually	(3.37)	Annually	07/24/2036	EUR	32,500,000	—	82,765	82,765
Receive	3 Month EURIBOR	Quarterly	(2.95)	Annually	08/03/2028	EUR	137,500,000	—	100,580	100,580
Receive	6 Month BBSW	Semi-Annually	(5.02)	Semi-Annually	06/10/2036	AUD	44,665,000	—	129,264	129,264
Receive	6 Month BBSW	Semi-Annually	(4.99)	Semi-Annually	06/11/2036	AUD	30,000,000	—	141,594	141,594
Receive	SOFR	Annually	(4.02)	Annually	08/06/2028	USD	85,335,000	—	211,107	211,107
Receive	SOFR	Annually	(4.11)	Annually	09/23/2028	USD	195,000,000	—	251,741	251,741
Receive	SOFR	Annually	(4.02)	Annually	06/30/2029	USD	71,200,000	—	257,618	257,618
Pay	BZDIOVRA	At Maturity	14.17	At Maturity	01/02/2029	BRL	448,981,448	—	260,811	260,811
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	SOFR	Annually	(4.10)%	Annually	09/23/2028	USD	190,000,000	$—	$299,518	$299,518
Receive	SOFR	Annually	(4.20)	Annually	05/22/2036	USD	49,000,000	—	479,470	479,470
Receive	SOFR	Annually	(3.92)	Annually	06/22/2028	USD	173,335,000	—	705,232	705,232
Receive	SOFR	Annually	(3.96)	Annually	07/08/2036	USD	65,000,000	2,382	1,909,350	1,906,968
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	3,953,545	3,953,545
Subtotal — Appreciation								2,382	8,905,828	8,903,446
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	(3,963,731)	(3,963,731)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	253,333,300,000	—	(1,535,901)	(1,535,901)
Pay	TONAR	Annually	2.60	Annually	02/16/2046	JPY	1,722,000,000	—	(1,205,283)	(1,205,283)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	118,479,636	—	(1,097,456)	(1,097,456)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	114,335,366	—	(973,618)	(973,618)
Pay	6 Month EURIBOR	Semi-Annually	2.76	Annually	06/22/2028	EUR	146,665,000	—	(802,582)	(802,582)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	118,574,177	—	(784,710)	(784,710)
Pay	6 Month EURIBOR	Semi-Annually	2.70	Annually	08/06/2028	EUR	75,330,000	—	(547,923)	(547,923)
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	58,882,012	—	(340,666)	(340,666)
Pay	3 Month BBSW	Quarterly	4.38	Quarterly	06/25/2029	AUD	103,200,000	—	(300,596)	(300,596)
Receive	SOFR	Annually	(4.22)	Annually	09/23/2028	USD	151,200,000	—	(127,037)	(127,037)
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	237,500,000	—	(112,020)	(112,020)
Pay	3 Month CZK PRIBOR	Quarterly	4.45	Annually	08/03/2028	CZK	3,350,000,000	—	(84,877)	(84,877)
Receive	SOFR	Annually	(4.23)	Annually	09/23/2028	USD	84,000,000	—	(83,362)	(83,362)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.77	Annually	07/24/2036	CZK	885,000,000	—	(58,296)	(58,296)
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/11/2029	AUD	85,000,000	—	(52,691)	(52,691)
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/12/2029	AUD	42,605,000	—	(26,588)	(26,588)
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	122,500,000	—	(19,697)	(19,697)
Pay	28 Day MXN TIEF	28 days	7.12	28 days	07/03/2028	MXN	457,500,000	19,890	1,005	(18,885)
Subtotal — Depreciation								19,890	(12,116,029)	(12,135,919)
Total Centrally Cleared Interest Rate Swap Agreements								$22,272	$(3,210,201)	$(3,232,473)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00%	Quarterly	12/20/2030	1.81%	EUR	25,000,000	$3,651,509	$3,758,119	$106,610
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	0.055%	USD	19,864,616	$(1,013,988)	$(1,308,203)	$(294,215)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	1.81	EUR	40,000,000	6,031,817	6,012,990	(18,827)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	0.543	EUR	50,000,000	10,289,318	10,255,912	(33,406)
Subtotal—Depreciation									15,307,147	14,960,699	(346,448)
Total Over-The-Counter Credit Default Swap Agreements									$18,958,656	$18,718,818	$(239,838)

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIEF	—Overnight TIIE Funding Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
ZARONIA	—South African Rand Overnight Index Average
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$726,852,604	$—	$726,852,604
U.S. Dollar Denominated Bonds & Notes	—	269,678,859	2,790,550	272,469,409
Asset-Backed Securities	—	221,213,849	12,173,797	233,387,646
U.S. Treasury Securities	—	54,277,218	—	54,277,218
Common Stocks & Other Equity Interests	48,331,510	—	—	48,331,510
Commercial Paper	—	—	771,885	771,885
Money Market Funds	92,201,871	10,620,486	—	102,822,357
Options Purchased	—	45,028,463	—	45,028,463
Total Investments in Securities	140,533,381	1,327,671,479	15,736,232	1,483,941,092
Other Investments - Assets*
Futures Contracts	1,238,368	—	—	1,238,368
Forward Foreign Currency Contracts	—	45,075,950	—	45,075,950
Swap Agreements	—	9,111,878	—	9,111,878
	1,238,368	54,187,828	—	55,426,196
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(55,309,600)	—	(55,309,600)
Options Written	—	(77,878,517)	—	(77,878,517)
Swap Agreements	—	(13,683,120)	—	(13,683,120)
	—	(146,871,237)	—	(146,871,237)
Total Other Investments	1,238,368	(92,683,409)	—	(91,445,041)
Total Investments	$141,771,749	$1,234,988,070	$15,736,232	$1,392,496,051

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2026:
	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/26
Asset-Backed Securities	$12,552,581	$—	$—	$—	$—	$(378,784)	$—	$—	$12,173,797
U.S. Dollar Denominated Bonds & Notes	2,790,550	—	—	—	—	—	—	—	2,790,550
Commercial Paper	1,372,724	—	(691,551)	108,775	—	(18,063)	—	—	771,885
Total	$16,715,855	$—	$(691,551)	$108,775	$—	$(396,847)	$—	$—	$15,736,232
Invesco International Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 07/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$12,173,797	Discounted Cash Flow Model	Discount Rate	6.39%	-
U.S. Dollar Denominated Bonds & Notes	2,790,550	Third-Party Pricing	Vendor Price Discount	15.00%	-
Commercial Paper	771,885	Accretion to Par Model	Accretion Period	158 Days	-
Total	$15,736,232
Invesco International Bond Fund